INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Line items]
Current assets	R$ 52,090,586	R$ 64,451,102
Non-current assets	227,595,007	225,420,228
Total assets	279,685,593	289,871,330
Current liabilities	30,978,400	31,435,916
Non-Current liabilities	130,205,536	136,241,184
Net operating revenue	2,092,596	19,745,698	R$ 11,668,408
Profit / (Net loss)	6,559,657	10,380,754	4,394,861
Cash and cash equivalents	16,417,860	26,572,522	13,046,371	R$ 10,739,126
Depreciation and amortization	(4,576,919)	(3,987,775)	(3,621,342)
Income tax expense	R$ 13,539,607	R$ (240,030)	R$ 2,998,498
ISA Energia
Disclosure of investments in associates and joint ventures [Line items]
Participation %	21.63%	21.63%
Current assets	R$ 7,087,439	R$ 6,942,987
Non-current assets	40,113,933	35,058,267
Total assets	47,201,372	42,001,254
Current liabilities	1,886,771	3,058,587
Non-Current liabilities	23,877,590	19,228,086
Net worth	21,437,011	19,714,581
Total Liabilities	47,201,372	42,001,254
Net operating revenue	9,411,153	6,417,562
Profit / (Net loss)	R$ 2,511,015	R$ 3,498,416
Eletronuclear
Disclosure of investments in associates and joint ventures [Line items]
Participation %		67.95%
Current assets		R$ 3,817,658
Non-current assets		20,768,853
Total assets		24,586,511
Current liabilities		3,008,197
Non-Current liabilities		9,939,459
Net worth		11,638,855
Total Liabilities		24,586,511
Net operating revenue		4,230,830
Profit / (Net loss)		R$ 544,787
Norte Energia S.A. - NESA
Disclosure of investments in associates and joint ventures [Line items]
Participation %	49.98%	49.98%
Current assets	R$ 2,564,063	R$ 2,322,930
Non-current assets	38,497,696	40,441,466
Total assets	41,061,759	42,764,396
Current liabilities	2,647,812	2,539,955
Non-Current liabilities	30,365,532	30,637,340
Net worth	8,048,415	9,587,101
Total Liabilities	41,061,759	42,764,396
Net operating revenue	6,275,455	6,249,120
Profit / (Net loss)	(1,543,674)	(1,675,978)
Cash and cash equivalents	847,695	796,696
Current financial liabilities	1,278,988	1,156,815
Non-current financial liabilities	27,008,042	27,456,029
Depreciation and amortization	(1,889,873)	(1,767,877)
Interest income	339,038	165,471
Interest expense	(2,981,496)	(2,531,993)
Income tax expense	R$ 9,178	R$ (258,683)
Jirau Energia S.A.
Disclosure of investments in associates and joint ventures [Line items]
Participation %	40.00%	40.00%
Current assets	R$ 1,535,893	R$ 1,890,657
Non-current assets	17,134,455	17,564,198
Total assets	18,670,348	19,454,855
Current liabilities	1,236,790	1,141,624
Non-Current liabilities	8,623,245	9,141,462
Net worth	8,810,313	9,171,769
Total Liabilities	18,670,348	19,454,855
Net operating revenue	3,625,536	3,582,148
Profit / (Net loss)	(388,540)	218,681
Cash and cash equivalents	919,023	655,182
Current financial liabilities	890,672	828,573
Non-current financial liabilities	8,317,741	8,863,128
Depreciation and amortization	(819,137)	(729,033)
Interest income	246,147	155,489
Interest expense	(1,053,827)	(946,475)
Income tax expense	R$ (79,583)	R$ (117,962)
Belo Monte Transmissora - BMTE
Disclosure of investments in associates and joint ventures [Line items]
Participation %	49.00%	49.00%
Current assets	R$ 1,270,186	R$ 1,278,940
Non-current assets	8,568,229	8,374,140
Total assets	9,838,415	9,653,080
Current liabilities	724,772	660,683
Non-Current liabilities	4,160,904	4,224,616
Net worth	4,952,739	4,767,781
Total Liabilities	9,838,415	9,653,080
Net operating revenue	1,083,302	1,159,427
Profit / (Net loss)	459,950	500,304
Cash and cash equivalents	68,950	43,100
Current financial liabilities	707,142	427,470
Non-current financial liabilities	4,143,081	4,427,363
Depreciation and amortization	(1,553,901)	(1,257,382)
Interest income	54,142	46,015
Interest expense	(308,944)	(298,584)
Income tax expense	R$ (230,754)	R$ (251,698)
Interligação Elétrica do Madeira S.A. - IE Madeira
Disclosure of investments in associates and joint ventures [Line items]
Participation %	49.00%	49.00%
Current assets	R$ 888,487	R$ 1,228,448
Non-current assets	6,336,631	6,352,671
Total assets	7,225,118	7,581,119
Current liabilities	447,305	760,573
Non-Current liabilities	2,279,994	2,440,143
Net worth	4,497,819	4,380,403
Total Liabilities	7,225,118	7,581,119
Net operating revenue	768,933	747,614
Profit / (Net loss)	476,992	478,090
Cash and cash equivalents	75	41
Current financial liabilities	419,229	748,397
Non-current financial liabilities	2,183,511	2,337,740
Depreciation and amortization	(1,331)	(964)
Interest income	45,211	48,829
Interest expense	(103,426)	(119,370)
Income tax expense	R$ (107,793)	R$ (121,806)
Transnorte Energia S.A.
Disclosure of investments in associates and joint ventures [Line items]
Participation %	64.61%
Current assets	R$ 782,636
Non-current assets	6,551,413
Total assets	7,334,049
Current liabilities	1,702,767
Non-Current liabilities	3,217,490
Net worth	2,413,792
Total Liabilities	7,334,049
Net operating revenue	3,208,408
Profit / (Net loss)	892,055
Cash and cash equivalents	1,510
Current financial liabilities	1,604,673
Non-current financial liabilities	3,110,874
Depreciation and amortization	(78,835)
Interest income	18,132
Interest expense	(108,944)
Income tax expense	R$ (458,980)